Contract revenues, Recognized Revenues (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Contract revenues [Abstract]
Amounts included in the contract liability at the beginning of the period	SFr 0	SFr 4,477	SFr 351
Performance obligations satisfied in previous periods	SFr 0	SFr 10,000	SFr 2,206